Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill
Details of intangible assets and changes in the Group’s intangible assets balances are presented below:

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Other	Total
At December 31, 2020	1,154	—	2,475	1,579	9,885	—	15,093

Acquisitions (i)	—	—	—	—	—	368	368
Acquisitions of subsidiary (note 3)	1,519	220	—	6,781	12,535	145	21,200
Amortization	(463)	(12)	(394)	(1,100)	—	(37)	(2,006)
Exchange differences	(426)	(13)	(134)	404	(822)	(20)	(1,011)

At December 31, 2021	1,784	195	1,947	7,664	21,598	456	33,644

Cost	4,091	207	2,540	9,336	21,598	493	38,265
Accumulated amortization	(2,307)	(12)	(593)	(1,672)	—	(37)	(4,621)

Net book amount	1,784	195	1,947	7,664	21,598	456	33,644

Amortization	(438)	(22)	(346)	(1,177)	—	(93)	(2,076)
Others (ii)	—	—	—	—	(1,141)	—	(1,141)
Exchange differences	92	11	104	42	508	26	783

At December 31, 2022	1,438	184	1,705	6,529	20,965	389	31,210

Cost	4,291	218	2,675	9,394	20,965	519	38,062
Accumulated amortization	(2,853)	(34)	(970)	(2,865)	—	(130)	(6,852)

Net book amount	1,438	184	1,705	6,529	20,965	389	31,210

(i)
On August 04, 2021, the Group signed a share purchase agreement to acquire Guava Desenvolvimento De Software LTDA. -
ME
(“Guava”), which was merged into VTEX BRA on December 15, 2021. The agreement has the primary purpose of obtaining access to Guava’s key employees for the VTEX design and software teams. The value attributed to the assembled workforce intangible asset should include the value of that workforce’s skills.

(ii)
Includes a earn-out adjustment of US$897 related to the Workarea acquisition. In January 2022 the Company carried out an assessment of the Purchase Price Consideration of Workarea’s acquisition, having identified an immaterial adjustment. The Purchase Price Consideration recognized on December 31, 2021, financial statements were based on a provisional assessment. In January 2022, the valuation sought by an independent valuation and assessment were completed. Also includes a fixed installment immaterial adjustment of
 US$244 related to the Ciashop acquisition
.